Financial income	12 Months Ended
Dec. 31, 2017
Financial income
Financial income

Note 8—Financial income

Accounting policies

        Financial income is recognized in the income statement in the period in which it is earned. Financial income includes interest from trade receivables, as well as realized and unrealized exchange rate adjustments and fair value adjustments of securities.

DKK thousand	2017	2016	2015
Interest income	2,048	592	139
Fair value adjustments of securities	74	0	0
Exchange rate adjustments	0	0	3,750

Total financial income	2,122	592	3,889